NOTES PAYABLE (Details Narrative) - USD ($)										3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 24, 2026	Mar. 11, 2026	Mar. 10, 2026	Feb. 11, 2026	Feb. 06, 2026	Dec. 11, 2025	Oct. 17, 2025	Oct. 17, 2025	Oct. 07, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Principal amount										$ 262,119	$ 262,119		$ 127,937
Cash proceeds										294,371	294,371		140,219
Minimum payments											532,017
Amortization debt discount											145,084		37,480
Debt Instrument, Increase, Accrued Interest											94,844
Debt Instrument, Unamortized Discount										32,252	32,252		12,282
Advocacy Lab Loan Stripe Loan [Member]
Short-Term Debt [Line Items]
Cash proceeds										14,371	14,371
First Stripe Capital Loan [Member]
Short-Term Debt [Line Items]
Principal amount									$ 136,357				0
Cash proceeds									123,400				136,357
Debt Instrument, Fee Amount									$ 12,957
Loan percentage									25.00%
Minimum payments									$ 15,151
Amortization debt discount											0		12,957
Loan amount													140,219
Short term liability													112,157
Debt Instrument, Unamortized Discount													0
Second Stripe Capital Loan [Member]
Short-Term Debt [Line Items]
Principal amount					$ 26,678	$ 168,236
Cash proceeds					23,300	153,500
Debt Instrument, Fee Amount					3,378	$ 14,736
Loan percentage						25.00%
Minimum payments					2,964	$ 18,693
Amortization debt discount					$ 1,126	$ 12,282							2,454
Payments amount													28,017
Debt Instrument, Unamortized Discount													12,282
Second Stripe Capital Loan [Member] | Advocacy Lab Loan Stripe Loan [Member]
Short-Term Debt [Line Items]
Cash proceeds										14,371	14,371
Amortization debt discount											2,252
Advocacy Lab Stripe Capital Loan [Member]
Short-Term Debt [Line Items]
Loan percentage					30.00%
Second Stripe Capital Loan One [Member]
Short-Term Debt [Line Items]
Principal amount	$ 280,000	$ 256,592
Cash proceeds	250,000	229,100
Debt Instrument, Fee Amount	$ 30,000	$ 27,492
Loan percentage	15.10%	22.00%
Minimum payments	$ 31,111	$ 28,510
Amortization debt discount	$ 0										27,492
Second Stripe Capital Loan One [Member] | Advocacy Lab Loan Stripe Loan [Member]
Short-Term Debt [Line Items]
Cash proceeds										280,000	280,000
Amortization debt discount											30,000
Stripe Capital Loans [Member]
Short-Term Debt [Line Items]
Amortization debt discount										23,473	40,900
On Deck Term Loan [Member]
Short-Term Debt [Line Items]
Principal amount							$ 263,800	$ 263,800
Cash proceeds							200,000	200,000
Debt Instrument, Fee Amount							$ 63,800	$ 63,800
Loan percentage							25.00%	25.00%
Amortization debt discount										10,634	21,267
Debt Instrument, Payment Terms								The OnDeck Term Loan has an 18 month term and is scheduled to be repaid in 78 weekly payments of $3,382.05
Payments amount							$ 3,382				87,958		33,821
Loan amount										142,021	142,021		229,979
Short term liability										142,021	142,021		121,056
Debt Instrument, Increase, Accrued Interest											37,216		58,483
Debt Instrument, Unamortized Discount													58,483
Long-Term Debt													$ 229,979
Pristine Capital Partners Cash Advance [Member]
Short-Term Debt [Line Items]
Principal amount				$ 151,900						60,525	60,525
Cash proceeds				100,000
Debt Instrument, Fee Amount				51,900
Amortization debt discount										26,501	36,071
Payments amount				$ 1,075							91,375
Debt Instrument, Increase, Accrued Interest											15,830
Forward Financing Agreement [Member]
Short-Term Debt [Line Items]
Principal amount			$ 139,000							89,655	89,655
Cash proceeds			97,000
Debt Instrument, Fee Amount			42,095
Amortization debt discount										$ 4,209	16,838
Payments amount			$ 3,475								49,345
Debt Instrument, Increase, Accrued Interest											$ 25,257